Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 204,797		$ 24,980
Prepaid expenses	725,543
Other current assets	13,512
Total current assets	943,852		24,980
Deferred offering costs associated with public offering			369,379
Marketable securities held in Trust Account	345,021,944
Other assets	565,129
Total assets	346,530,925		394,359
Current liabilities:
Accounts payable	165,324		100,187
Franchise tax payable	69,400
Accrued offering costs			269,192
Accrued expenses	690,626		269,192
Total current liabilities	925,350		369,379
Warrant liabilities	20,848,333
Forward purchase agreement	1,748,750
Deferred underwriting commission	12,075,000
Total liabilities	35,597,433		369,379
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	10,278,770		24,137
Accumulated deficit	(5,280,021)		(20)
Total stockholders' equity	5,000,003	$ 5,000,008	24,980
Total liabilities and stockholders' equity	346,530,925		394,359
Class A Common Stock
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	305,933,489
Stockholders' Equity:
Common Stock, Value	391
Class B Common Stock
Stockholders' Equity:
Common Stock, Value	$ 863		$ 863	[1]

[1]	This number includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).